FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 115,012,821	$ 115,006,613
Liabilities
Warrant liabilities	178,750
Transfer of assets from level 1 to level 2	0
Transfer of assets from level 2 to level 1	0
Transfers to / from level 3	0
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	115,012,821	115,006,613
Level 3 | Recurring | Private Placement Warrants
Liabilities
Warrant liabilities	$ 178,750	$ 129,250